Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses	$ 3,090	$ 2,795
Salary and welfare payable	3,175	2,775
Tuition fee payables to government agencies	8,050	5,132
Remuneration payable to lecturers	620	2,314
Uncertain income tax liabilities	187	177
Other payable	2,783	1,879
Accrued expenses and other liabilities	$ 17,905	$ 15,072